Nationwide Investor Destinations Moderately Conservative Investment Objectives and Goals - Nationwide Investor Destinations Moderately Conservative	Oct. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Fund Summary: Nationwide Investor Destinations Moderately Conservative Fund
Objective [Heading]	Objective
Objective, Primary [Text Block]	The Nationwide Investor Destinations Moderately Conservative Fund seeks to maximize total investment return for a moderately conservative level of risk.